RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Our former Chief Executive Officer, Thomas H. Holcom, Jr., and certain of his immediate family members own investment notes issued by us.  Amounts held by these related parties totaled approximately $185,000 and $550,000 at September 30, 2014 and 2013, respectively.  These investment notes will mature in 2015, and bear a weighted-average interest rate of 3.87%.  Carol Jackson, a member of the Board of Directors of MCFC (the "MCFC Board"), owned investment notes issued by us. Amounts held by her totaled zero and approximately $586,000 at September 30, 2014 and 2013, respectively. These investment notes matured in 2014 and bore a weighted-average interest rate of 8.25% (See Note 6 to the consolidated financial statements).

We entered into the fourth amended and restated Loan Sale and Master Services Agreement (“LSMS Agreement”) with CBD in November 2014.  Under the LSMS Agreement, we buy certain military loans that CBD originates and receive management and record keeping services from CBD. The following table represents the related party transactions associated with this agreement and other related party transactions for the periods presented.

	As of and for the Years Ended September 30,
	2014	2013	2012
	(dollars in thousands)
Loan purchasing:
Loans purchased from CBD	$143,098	$235,077	$239,616

Management and record keeping services:
Monthly servicing to CBD (1)	$21,675	$31,382	$33,821
Monthly special services fee to CBD (2)	3,311	—	—
Monthly base fee to CBD (3)	250	—	—
Monthly indirect cost allocations to MCFC (4)	548	674	750
Monthly relationship fee to CBD (5)	2,257	4,759	5,084
Total management and record keeping services	$28,041	$36,815	$39,655

Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	$2,142	$3,401	$3,277
Tax payments to MCFC	2,278	7,432	9,845
Dividends paid to MCFC	3,231	24,618	6,773
Direct cost allocations to MCFC (6)	1,159	979	746
Other reimbursements to CBD	1,047	—	—
Total other transactions	$9,857	$36,430	$20,641

(1)
Effective April 1, 2014, the monthly servicing fee to CBD became 0.43% of outstanding principle under the amended LSMS Agreement. The monthly servicing fee to CBD was 0.68% of outstanding principal for the twelve month period April 1, 2013 to March 31, 2014. Prior to April 1, 2013, the monthly servicing fee was 0.70% of outstanding principal.

(2)	Effective on April 1, 2014, fees for special services performed by CBD under the amended LSMS Agreement.

(3)	Effective April 1, 2014, $500,000 annual base fee, payable monthly to CBD. Prorated for fiscal 2014.

(4)	This allocation has a $750,000 annual maximum for fiscal years 2014, 2013 and 2012.

(5)
Monthly relationship fee to CBD is equal to $2.91 for each loan owned at the prior fiscal year end for the six months ended March 31, 2014. Monthly relationship fee to CBD is equal to $2.82 for each loan owned at June 21, 2013 for the three month period July 1, 2013 through September 30, 2013.  Prior to June, 21, 2013, the monthly relationship fee was $2.82 for each loan owned at the prior fiscal year end. The monthly relationship fee ceased on March 31, 2014 with the amended LSMS Agreement.

(6)	This allocation has a $1,754,800 annual maximum for fiscal year 2014 plus 7% per annum thereafter. $1,640,000 annual maximum for fiscal year 2013 and 2012.